Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
ASSETS
Current assets	$ 565,560	$ 512,240
Cash and cash equivalents	82,365	59,254
Receivables, net	254,756	245,248
Inventories, net	134,988	120,047
Cost and earnings in excess of billings on uncompleted contracts	69,147	66,814
Prepaid and other current assets	23,854	20,046
Income tax receivable	450	831
Property, plant, and equipment, net	320,023	280,043
Goodwill	411,346	321,913
Intangible assets, net	340,408	333,746
Deferred income taxes, net of valuation allowance	2,438	2,968
Other non‑current assets	23,842	22,399
Total assets	1,663,617	1,473,309
LIABILITIES AND EQUITY
Current liabilities	284,719	291,899
Accounts payable	141,140	114,932
Current portion of debt, net of deferred financing fees	11,555	11,325
Billings in excess of costs incurred	17,652	27,124
Product warranties	8,907	11,164
Accrued expenses and other liabilities	97,672	121,923
Income tax payable	7,793	5,431
Non‑current liabilities	1,016,882	964,835
Long‑term debt, net of deferred financing fees	928,075	878,524
Product warranties	3,360	6,110
Other non‑current liabilities	74,352	67,673
Deferred income taxes, net of valuation allowance	11,095	12,528
Total liabilities	1,301,601	1,256,734
Commitments and Contingent Liabilities (Note 19)
Shareholders’ equity
Common stock, par value $0.01: authorized 1,000,000 shares; issued 115,016 shares, outstanding 113,929 shares at September 30, 2018; issued 105,359 shares, outstanding 104,949 shares at September 30, 2017	1,145	1,054
Treasury stock: 1,087 shares at September 30, 2018 and 410 shares at September 30, 2017	(2,837)	(2,607)
Additional paid‑in capital	533,435	388,986
Retained deficit	(163,871)	(170,006)
Accumulated other comprehensive loss, net of tax	(9,017)	(5,989)
Total Evoqua Water Technologies Corp. equity	358,855	211,438
Non‑controlling interest	3,161	5,137
Total shareholders’ equity	362,016	216,575
Total liabilities and shareholders’ equity	$ 1,663,617	$ 1,473,309